Supplemental guarantor information - Consolidated Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2011	Dec. 31, 2010
Assets
Equity securities	$ 956,604	$ 954,111		$ 500,929
Debt securities	660,677	441,424		279,331
Other investments	97,765	65,329		157,430
Total investments in securities and commodities	1,715,046	1,460,864		937,690
Cash and cash equivalents	32,693	31,625	18,663	34,005	603,841	0	0
Restricted cash and cash equivalents	261,966	193,577		77,627
Investment in subsidiaries	0	0		0
Due from brokers	182,927	98,386		131,785
Securities purchased under an agreement to sell	19,897	38,147		60,408
Derivative assets, at fair value	37,260	39,045		25,628
Interest and dividends receivable	5,032	2,615		2,088
Reinsurance balances receivable	269,747	191,763		84,280
Deferred acquisition costs, net	124,373	91,193		45,383
Unearned premiums ceded	91	0
Loss and loss adjustment expenses recoverable	1,412	9,277	6,284	0	0
Other assets	3,701	3,398		3,123
Amounts due from affiliates	0	0		0
Total assets	2,654,145	2,159,890		1,402,017
Liabilities
Accounts payable and accrued expenses	7,521	9,456		5,278
Reinsurance balances payable	21,651	9,081		0
Deposit liabilities	142,990	120,946		50,446
Unearned premium reserves	363,666	265,187		93,893
Loss and loss adjustment expense reserves	187,313	134,331		67,271
Securities sold, not yet purchased, at fair value	45,667	56,056		176,454
Due to brokers	306,927	44,870		66,107
Derivative liabilities, at fair value	12,346	8,819		12,992
Performance fee payable to related party	21,837	0
Interest and dividends payable	589	748		1,255
Amounts due to affiliates		0		0
Total liabilities	1,110,507	649,494		473,696
Shareholders' equity
Common shares	10,403	10,389		7,843
Additional paid-in capital	1,063,254	1,055,690		762,430
Retained earnings	390,656	325,582		98,271
Shareholders’ equity attributable to shareholders	1,464,313	1,391,661		868,544
Non-controlling interests	79,325	118,735		59,777
Total shareholders' equity	1,543,638	1,510,396	1,364,398	928,321	585,425
Total liabilities and shareholders' equity	2,654,145	2,159,890		1,402,017
Parent Guarantor
Assets
Cash and cash equivalents		294		169	11,600	0
Total assets		1,396,075		871,090
Liabilities
Accounts payable and accrued expenses		242		394
Amounts due to affiliates		4,172		2,152
Total liabilities		4,414		2,546
Shareholders' equity
Common shares		10,389		7,843
Additional paid-in capital		1,055,690		762,430
Retained earnings		325,582		98,271
Shareholders’ equity attributable to shareholders		1,391,661		868,544
Total liabilities and shareholders' equity		1,396,075		871,090
Eliminations
Assets
Equity securities	0	0		0
Debt securities	0	0		0
Other investments	0	0		0
Total investments in securities and commodities	0	0		0
Cash and cash equivalents	0	0	0	0	0		0
Restricted cash and cash equivalents	0	0		0
Investment in subsidiaries	(1,462,264)	(1,394,644)		(870,116)
Due from brokers	0	0		0
Securities purchased under an agreement to sell	0	0		0
Derivative assets, at fair value	0	0		0
Interest and dividends receivable	0	0		0
Reinsurance balances receivable	0	0		0
Deferred acquisition costs, net	0	0		0
Unearned premiums ceded	0
Loss and loss adjustment expenses recoverable	0	0
Other assets	0	0		0
Amounts due from affiliates	0	0		0
Total assets	(1,462,264)	(1,394,644)		(870,116)
Liabilities
Accounts payable and accrued expenses	0	0		0
Reinsurance balances payable	0	0
Deposit liabilities	0	0		0
Unearned premium reserves	0	0		0
Loss and loss adjustment expense reserves	0	0		0
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Derivative liabilities, at fair value	0	0		0
Performance fee payable to related party	0
Interest and dividends payable	0	0		0
Amounts due to affiliates		0		0
Total liabilities	0	0		0
Shareholders' equity
Common shares	(1,253)	(1,251)		(1,012)
Additional paid-in capital	(1,070,887)	(1,064,493)		(768,850)
Retained earnings	(390,124)	(328,900)		(100,254)
Shareholders’ equity attributable to shareholders	(1,462,264)	(1,394,644)		(870,116)
Non-controlling interests	0	0		0
Total shareholders' equity	(1,462,264)	(1,394,644)		(870,116)
Total liabilities and shareholders' equity	(1,462,264)	(1,394,644)		(870,116)
Reportable Legal Entities | Parent Guarantor
Assets
Equity securities	0	0		0
Debt securities	0	0		0
Other investments	0	0		0
Total investments in securities and commodities	0	0		0
Cash and cash equivalents	492	294	995	169	11,600		0
Restricted cash and cash equivalents	0	0		0
Investment in subsidiaries	1,462,264	1,394,644		870,116
Due from brokers	0	0		0
Securities purchased under an agreement to sell	0	0		0
Derivative assets, at fair value	0	0		0
Interest and dividends receivable	0	0		0
Reinsurance balances receivable	0	0		0
Deferred acquisition costs, net	0	0		0
Unearned premiums ceded	0
Loss and loss adjustment expenses recoverable	0	0
Other assets	838	720		35
Amounts due from affiliates	2,101	417		770
Total assets	1,465,695	1,396,075		871,090
Liabilities
Accounts payable and accrued expenses	1,382	242		394
Reinsurance balances payable	0	0
Deposit liabilities	0	0		0
Unearned premium reserves	0	0		0
Loss and loss adjustment expense reserves	0	0		0
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Derivative liabilities, at fair value	0	0		0
Performance fee payable to related party	0
Interest and dividends payable	0	0		0
Amounts due to affiliates		4,172		2,152
Total liabilities	1,382	4,414		2,546
Shareholders' equity
Common shares	10,403	10,389		7,843
Additional paid-in capital	1,063,254	1,055,690		762,430
Retained earnings	390,656	325,582		98,271
Shareholders’ equity attributable to shareholders	1,464,313	1,391,661		868,544
Non-controlling interests	0	0		0
Total shareholders' equity	1,464,313	1,391,661		868,544
Total liabilities and shareholders' equity	1,465,695	1,396,075		871,090
Reportable Legal Entities | Issuer of Debt
Assets
Equity securities	0	0		0
Debt securities	0	0		0
Other investments	0	0		0
Total investments in securities and commodities	0	0		0
Cash and cash equivalents	0	0	0	0	0		0
Restricted cash and cash equivalents	0	0		0
Investment in subsidiaries	0	0		0
Due from brokers	0	0		0
Securities purchased under an agreement to sell	0	0		0
Derivative assets, at fair value	0	0		0
Interest and dividends receivable	0	0		0
Reinsurance balances receivable	0	0		0
Deferred acquisition costs, net	0	0		0
Unearned premiums ceded	0
Loss and loss adjustment expenses recoverable	0	0
Other assets	0	0		0
Amounts due from affiliates		0		0
Total assets	0	0		0
Liabilities
Accounts payable and accrued expenses	0	0		0
Reinsurance balances payable	0	0
Deposit liabilities	0	0		0
Unearned premium reserves	0	0		0
Loss and loss adjustment expense reserves	0	0		0
Securities sold, not yet purchased, at fair value	0	0		0
Due to brokers	0	0		0
Derivative liabilities, at fair value	0	0		0
Performance fee payable to related party	0
Interest and dividends payable	0	0		0
Amounts due to affiliates		0		0
Total liabilities	0	0		0
Shareholders' equity
Common shares	0	0		0
Additional paid-in capital	0	0		0
Retained earnings	0	0		0
Shareholders’ equity attributable to shareholders	0	0		0
Non-controlling interests	0	0		0
Total shareholders' equity	0	0		0
Total liabilities and shareholders' equity	0	0		0
Reportable Legal Entities | Non-Guarantor Subsidiaries
Assets
Equity securities	956,604	954,111		500,929
Debt securities	660,677	441,424		279,331
Other investments	97,765	65,329		157,430
Total investments in securities and commodities	1,715,046	1,460,864		937,690
Cash and cash equivalents	32,201	31,331	17,668	33,836	592,241		0
Restricted cash and cash equivalents	261,966	193,577		77,627
Investment in subsidiaries	0	0		0
Due from brokers	182,927	98,386		131,785
Securities purchased under an agreement to sell	19,897	38,147		60,408
Derivative assets, at fair value	37,260	39,045		25,628
Interest and dividends receivable	5,032	2,615		2,088
Reinsurance balances receivable	269,747	191,763		84,280
Deferred acquisition costs, net	124,373	91,193		45,383
Unearned premiums ceded	91
Loss and loss adjustment expenses recoverable	1,412	9,277
Other assets	2,863	2,678		3,088
Amounts due from affiliates	(2,101)	(417)		(770)
Total assets	2,650,714	2,158,459		1,401,043
Liabilities
Accounts payable and accrued expenses	6,139	9,214		4,884
Reinsurance balances payable	21,651	9,081
Deposit liabilities	142,990	120,946		50,446
Unearned premium reserves	363,666	265,187		93,893
Loss and loss adjustment expense reserves	187,313	134,331		67,271
Securities sold, not yet purchased, at fair value	45,667	56,056		176,454
Due to brokers	306,927	44,870		66,107
Derivative liabilities, at fair value	12,346	8,819		12,992
Performance fee payable to related party	21,837
Interest and dividends payable	589	748		1,255
Amounts due to affiliates		(4,172)		(2,152)
Total liabilities	1,109,125	645,080		471,150
Shareholders' equity
Common shares	1,253	1,251		1,012
Additional paid-in capital	1,070,887	1,064,493		768,850
Retained earnings	390,124	328,900		100,254
Shareholders’ equity attributable to shareholders	1,462,264	1,394,644		870,116
Non-controlling interests	79,325	118,735		59,777
Total shareholders' equity	1,541,589	1,513,379		929,893
Total liabilities and shareholders' equity	$ 2,650,714	$ 2,158,459		$ 1,401,043